Assets Held For Sale (Tables)	12 Months Ended
Dec. 31, 2022
Assets held for sale [Abstract]
Summary of Assets held for sale

	2021	2022
	(in thousands)	(in thousands)
As of January 1,	—	25,944
Reclassification from Vessels	25,944	—
Vessels disposal	—	25,944

As of December 31	25,944	—